Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 M/V Cape Agamemnon	Dec. 31, 2012 M/V Cape Agamemnon	Jun. 09, 2011 M/V Cape Agamemnon	Dec. 31, 2013 M/T Assos	Dec. 31, 2012 M/T Assos	Dec. 31, 2013 M/V Agamemnon	Dec. 31, 2012 M/V Agamemnon	Dec. 22, 2012 M/V Agamemnon	Dec. 31, 2013 M/V Archimidis	Dec. 31, 2012 M/V Archimidis	Dec. 22, 2012 M/V Archimidis	Dec. 31, 2013 M/V Hyundai Premium	Mar. 20, 2013 M/V Hyundai Premium	Dec. 31, 2013 M/V Hyundai Paramount	Mar. 27, 2013 M/V Hyundai Paramount	Dec. 31, 2013 M/V Hyundai Prestige	Sep. 11, 2013 M/V Hyundai Prestige	Dec. 31, 2013 M/V Hyundai Privilege	Sep. 11, 2013 M/V Hyundai Privilege	Dec. 31, 2013 M/V Hyundai Platinum	Sep. 11, 2013 M/V Hyundai Platinum
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 47,720	$ 51,124		$ 40,171	$ 45,543	$ 48,551	$ 3,093	$ 5,581	$ 2,227	$ 0	$ 2,250	$ 2,229	$ 0	$ 2,250		$ 19,707		$ 19,768		$ 19,094		$ 19,329		$ 19,358
Acquisitions	97,256	4,500		0	0		0	0	0	2,250		0	2,250		19,707		19,768		19,094		19,329		19,358
Amortization	(13,594)	(7,904)	(5,489)	(5,357)	(5,372)		(2,481)	(2,488)	(864)	(23)		(797)	(21)		(1,311)		(1,240)		(519)		(513)		(512)
Carrying amount, end of period	$ 131,382	$ 47,720	$ 51,124	$ 34,814	$ 40,171	$ 48,551	$ 612	$ 3,093	$ 1,363	$ 2,227	$ 2,250	$ 1,432	$ 2,229	$ 2,250	$ 18,396	$ 19,707	$ 18,528	$ 19,768	$ 18,575	$ 19,094	$ 18,816	$ 19,329	$ 18,846	$ 19,358